Auditor's remuneration	12 Months Ended
Dec. 31, 2021
Aegon N.V [member]
Statement [LineItems]
Auditor's remuneration
21 Auditor’s remuneration

	Total remuneration of the group		Of which PricewaterhouseCoopers Accountants N.V. (NL)
	2021	2020	2021	2020

Audit fees	31	34	9	9

Audit-related service fees	3	5	1	2

Total	35	40	10	11
Audit fees consist of fees billed for the annual financial statements audit (including quarterly reviews), subsidiary audits, equity investment audits and other procedures required to be performed by the independent auditor to be able to form an opinion on Aegon’s consolidated financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit or quarterly review. They also include fees billed for other audit services, which are those services that only the external auditor reasonably can provide, and include statutory audits or financial audits for subsidiaries or affiliates of the Company and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.
Audit-related services include, among others, assurance services to report on internal controls for third parties, due diligence services pertaining to potential business acquisitions/dispositions; discussions, review and testing of certain information related to the adoption of new accounting standards impacting future periods, financial reporting or disclosure matters not classified as ‘Audit services’; financial audits of employee benefit plans; and agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters.